                       OPPENHEIMER SMALL CAP VALUE FUND
                    Supplement dated April 13, 2005 to the
                      Prospectus dated February 28, 2005

           Important Notice Regarding Change in Investment Policies

The Prospectus is revised as follows:

1.    The Fund's Board of Trustees has approved  changing the name of the Fund to  "Oppenheimer  Small- & Mid- Cap Value Fund."  Effective  June 24, 2005,
   all references in the Prospectus to "Oppenheimer  Small Cap Value Fund" are
   deleted and replaced with "Oppenheimer Small- & Mid- Cap Value Fund."

2.    The last  sentence of the first  paragraph  on the cover page is revised to read as follows:

      It  emphasizes  investments  in common  stocks  and  other  equity securities of "small- and mid- cap" companies.

3.    The section  titled "WHAT DOES THE FUND MAINLY  INVEST IN?" on page 3 is deleted and replaced with the following:

      WHAT DOES THE FUND MAINLY  INVEST IN? The Fund  invests  mainly in stocks of U.S.  issuers having a market  capitalization  up to $13 billion.  That includes  both small cap stocks  (stocks of issuers that have a market  capitalization  under $3 billion)  and mid cap stocks  (stocks  of  issuers  having a  capitalization  between $3 billion  and $13  billion).  The Fund has no fixed ratio for small cap and mid cap  stocks in its  portfolio,  and while its focus is on stocks of U.S. companies,  it may invest in stocks of small and mid cap foreign  issuers as well.  Under normal market  conditions the Fund  will  invest at least  80% of its net  assets  (plus the amount  of any  borrowings  for  investment  purposes)  in  equity securities of small-cap and mid-cap  domestic and foreign issuers.
      The Fund emphasizes  investment in equity  securities of companies that  the  portfolio  managers  believe  are  undervalued  in  the marketplace.  These investments are more fully explained in "About the Fund's Investments" below.

4.    The second  sentence  of the section  titled  "WHO IS THE FUND  DESIGNED
   FOR?" on page 3 is revised to read as follows:

      Those  investors  should be willing to assume the greater  risk of short-term  share  price  fluctuations  that are typical for funds emphasizing small and mid cap stock investments.

5.    The  second  sentence  of the  section  titled  "RISKS OF  INVESTING  IN
   STOCKS" on page 4 is revised to read as follows:

      Because the Fund invests  primarily in equity  securities of small and mid cap companies,  the value of the Fund's  portfolio will be affected by changes in the stock markets and the special  economic and other factors that might primarily  affect the prices of these stocks in the markets in which it invests.

6.    The first  sentence of the section  titled  "Special  Risks of Small-Cap
   Stocks."  on page 4 is deleted  and the second  sentence is revised to read as follows:

      While  small   capitalization   companies   might  be  established
      businesses, generally they tend to be newer companies.

7.    The  following  is added  after the  section  titled  "Special  Risks of
   Small-Cap Stocks." on page 4:

      Special  Risks  of  Mid-Cap   Stocks.   While  stocks  of  mid-cap
         companies  may offer  greater  capital  appreciation  potential than investments in larger capitalization  companies,  they may also  present  greater  risks.  Mid cap stocks  tend to be more sensitive  to changes  in an  issuer's  earnings  expectations.
         They  tend  to  have   lower   trading   volumes   than   large
         capitalization  securities.  As a result,  they may  experience more abrupt and erratic price movements.

         Since mid-cap  companies  typically  reinvest a high proportion of  earnings  in  their  own  businesses,  they  may  lack  the dividend  yield that can help  cushion  their total return in a
         declining   market.   Many  mid-  cap   stocks  are  traded  in
         over-the-counter  markets and therefore may be less liquid than stocks of larger  exchange-traded  issuers. That means the Fund
         could  have  greater   difficulty  selling  a  security  at  an
         acceptable price,  especially in periods of market  volatility.
         That factor increases the potential for losses to the Fund.

8.    The  sixth  sentence  of the  section  titled  "HOW  RISKY  IS THE  FUND
   OVERALL?" on page 4 is revised to read as follows:

      The  Fund's  investments  in  small-  and mid- cap  stocks  can be volatile, especially in the short term.

9.    The  first   paragraph   of  the   section   titled   "SMALL-CAP   STOCK
   INVESTMENTS." on page 10 is deleted and replaced with the following:

      SMALL-  AND  MID-  CAP  STOCK  INVESTMENTS.  The  Fund  emphasizes investments in equity  securities,  primarily  common stocks.  The portfolio  managers  look  for  stocks  of  small-  and  mid-  cap companies  that they believe have been  undervalued by the market.
      These  companies  may have a low  ratio of  their  stock  price to earnings,  for example.  The  portfolio  managers also look at the issuers'  cash  flows  and  earnings,  to  measure  potential  for capital  growth.  After looking at the  individual  issuers in the small-  and mid- cap  universes  that  meet  these  criteria,  the portfolio  managers may also look at broader industry and economic trends  that  could  affect  the growth  potential  of  particular small- and mid- cap stocks.  Current  examples of sectors offering value  investing  opportunities  among small- and mid- cap issuers include technology,  capital goods and cyclical sectors.  However, these opportunities and industries may change over time.

       April 13, 2005                                         PS0251.031

 OPPENHEIMER SMALL CAP VALUE FUND
           Supplement dated April 13, 2005 to the
   Statement of Additional Information dated February 28,
 2005, revised March 15, 2005, further revised on April 1,
                            2005

  Important Notice Regarding Change in Investment Policies

      The Statement of Additional Information is revised as
follows:

1.    The Fund's  Board of Trustees  has  approved  changing
   the  name of the Fund to  "Oppenheimer  Small- & Mid- Cap
   Value Fund."  Effective  June 24, 2005, all references in
   the Statement of Additional  Information to  "Oppenheimer
   Small  Cap Value  Fund" are  deleted  and  replaced  with
   "Oppenheimer Small- & Mid- Cap Value Fund."

2.    The   section    titled    "Investments    in   Equity
   Securities."  on page 2 is deleted and replaced  with the
   following:

|X|   Investments in Equity Securities.  The Fund emphasizes
      investments  in equity  securities of small- and
      mid- cap companies.  Equity  securities  include
      common  stocks,  preferred  stocks,  rights  and
      warrants,   and  securities   convertible   into
      common stock. The Fund's  investments  primarily
      include  stocks  of  companies  having  a market
      capitalization  up to $13 billion that  includes
      both small  cap-stocks  (stocks of issuers  that
      have a market  capitalization  under $3 billion)
      and mid cap stocks  (stocks of issuers  having a
      capitalization   between  $3  billion   and  $13
      billion).  The  Fund  has  no  fixed  ratio  for
      small-cap and mid-cap  stocks in its  portfolio,
      and  while  its  focus  is  on  stocks  of  U.S.
      companies,  it may invest in stocks of small and
      mid cap  foreign  issuers as well.  The Fund can
      purchase  securities of issuers  having a larger
      market capitalization.  The Fund is not required
      to sell  securities of an issuer it holds if the
      issuer's capitalization exceeds $13 billion.

         Current  income  is not a  criterion  used to
      select equity  securities,  as the Fund does not
      seek  income  as  part  of  its  goal.  However,
      certain debt  securities can be selected for the
      Fund's  portfolio  for  liquidity  needs  or for
      defensive  purposes  (including  debt securities
      that  the  Manager  believes  might  offer  some
      opportunities  for  capital   appreciation  when
      stocks are disfavored).

         At times,  in the Manager's  view, the market
      may favor or disfavor  securities  of issuers of
      a particular  capitalization  range.  Therefore,
      the  Fund  may  change  the  proportion  of  its
      equity  investments  in  securities of different
      capitalization  ranges, based upon the Manager's
      judgment of where the best market  opportunities
      are to seek the Fund's objective.

         Securities   of  newer   small-  and  mid-cap
      companies might offer greater  opportunities for
      capital  appreciation  than securities of large,
      more  established   companies.   However,  these
      securities   also  involve  greater  risks  than
      securities  of larger  companies.  Securities of
      small- and mid-  capitalization  issuers  may be
      subject to greater  price  volatility in general
      than   securities   of  large   cap   companies.
      Therefore,  to the  degree  that  the  Fund  has
      investments    in    smaller    and   mid   size
      capitalization  companies  at  times  of  market
      volatility,   the   Fund's   share   price   may
      fluctuate  more than that of funds  focusing  on
      larger-capitalization issuers.

3.    The  fourth  bullet of the  section  titled  "Does the
   Fund Have Any Restrictions  That Are Not Fundamental?" on
   page 27 is revised to read as follows:

o     With respect to the Fund's  non-fundamental  policy to
      invest,  under  normal  circumstances,  at least
      80% of its net  assets  (plus the  amount of any
      borrowings  used  for  investment  purposes)  in
      equity   securities   of  small-   and   mid-cap
      domestic  and  foreign  issuers,  the Fund  will
      provide  shareholders  at least  60 days'  prior
      notice of any change in such  policy as required
      by the Investment Company Act.

4.    The  first  biography  of  Wayne  Miao  on  page 38 is
   deleted and replaced with Phillip  Gillespie's  biography
   as follows:

      --------------------------------------------------------------------
      Phillip S.         Senior  Vice   President   and  Deputy   General
      Gillespie,         Counsel of the  Manager  since  September  2004.
      Assistant          Formerly  Mr.   Gillespie   held  the  following
      Secretary since    positions    at   Merrill    Lynch    Investment
      2004               Management:       First      Vice      President
      Age: 41            (2001-September  2004); Director (from 2000) and
                         Vice  President  (1998-2000).  An  officer of 82
                         portfolios in the OppenheimerFunds complex.
      --------------------------------------------------------------------

     April 13, 2005                                            PX0251.017